Financial expense (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Financial expense
Fair value adjustment	€ (24)	€ 320	€ 288	€ 416
Recoverable cash advances, Accretion of interest	259	248	519	495
Interest and bank charges	57	17	120	45
Interest on lease liabilities	36	30	74	60
Exchange differences	1,115	161	1,435	715
Other	2	1	0	1
Total Financial expense	€ 1,445	€ 775	€ 2,436	€ 1,732